6 Bonds and Securities (Tables)	12 Months Ended
Dec. 31, 2020
Bonds And Securities [Abstract]
Schedule of bonds and securities

The term of these securities ranges from 4 to 51 months from the end of the reporting period.

Category	Index	12.31.2020	12.31.2019
Quotas in Funds (a)	CDI	237,141	225,804
Bank Deposit Certificates - CDB	90% to 101% of CDI	62,638	50,216
Financial Treasury Bonds - LFT	Selic	751	733
Committed Operation	96.5% of CDI	-	3,632
National Treasury Bills- LTN	CDI	-	1,696
		300,530	282,081
	Current	1,465	3,112
	Noncurrent	299,065	278,969
(a) These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.